Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 1,524	$ 8,972
Fair Value Of Serp Investments	70,655	71,426
Other Assets, Fair Value Disclosure	2,214	1,550
Assets, Fair Value Disclosure	74,393	81,948
Derivative liability, fair value	44,050	32,278
Other Liabilities, Fair Value Disclosure	70,655	71,426
Liabilities, Fair Value Disclosure	114,705	103,704
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	398,372	416,404
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Fair Value Of Serp Investments	70,655	71,426
Other Assets, Fair Value Disclosure	2,214	1,550
Assets, Fair Value Disclosure	72,869	72,976
Derivative liability, fair value	0	0
Other Liabilities, Fair Value Disclosure	70,655	71,426
Liabilities, Fair Value Disclosure	70,655	71,426
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	1,524	8,972
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	1,524	8,972
Derivative liability, fair value	44,050	32,278
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	44,050	32,278
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	398,372	416,404
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Derivative liability, fair value	0	0
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	0	0
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	$ 0	$ 0